1605(c) De-SPAC and Related Financing Transactions, Effects	Feb. 12, 2026
SPAC and its Affiliates [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]
In addition, A Paradise considered the reasons for the structure and timing of the Business Combination and any related financing transactions, including, among others, the following factors: (i) A Paradise has 24 months from the closing of its IPO to complete an initial business combination; (ii) the potential to structure the Business Combination in a manner that would be tax efficient to A Paradise shareholders; and (iii) the alignment of the final transaction structure and related financing transactions with Enhanced’s objectives. Furthermore, the A Paradise Board and A Paradise management team considered a number of factors, as further described in the section entitled “The BCA Proposal — A Paradise Board’s Reasons for the Approval of the Business Combination.”

Target Company and its Affiliates [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]
In reaching its determination, Enhanced considered, among other things, the following principal factors: (i) access to capital to execute its business plan and support future capital-raising strategies as opportunities arise, including to fund expenses associated with the 2026 Enhanced Games and continued investment in infrastructure, product development, marketing and talent; (ii) enhanced liquidity and a broader potential investor base, including the opportunity for investors to participate at an earlier stage of Enhanced’s development; (iii) the benefits of a public company platform, including the potential use of publicly traded equity for strategic opportunities and to attract and retain talent; (iv) transaction certainty and timeline, including seeking to complete the Business
Combination ahead of the inaugural Enhanced Games scheduled for May 2026 and in advance of Enhanced’s expected commercialization of its Live Enhanced platform in the first half of 2026; and (v) support Enhanced’s objective of increased transparency in sports and provide an opportunity to present Enhanced’s strategy and value proposition holistically to the public.